Description of Business (Details) - USD ($)			1 Months Ended
	Apr. 28, 2023	Jan. 11, 2023	Jan. 27, 2023	May 03, 2023	Mar. 31, 2023	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description of Business (Details) [Line Items]
Stock purchase agreement, description		(i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”), subject to customary post-closing adjustments, if any. Any post-closing adjustments are generally limited to certain adjustments in accounts payable and indemnification obligations in accordance with the 365 SPA. Upon completion of the sale, $0.4 million of the total cash proceeds was placed into certain restricted accounts (the “Restricted Accounts”) held as security for our 2021 Senior Secured Convertible Notes (the “Senior Convertible Notes”) while $0.1 million was subject to a hold-back (the “365 Holdback”) by the Buyers to be released to us and also placed into the Restricted Accounts after all post-closing adjustments, if any, are resolved. In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million, a reduction of $4.0 million from the original estimate, for purposes of the sale of 365 Cannabis and is reflected on our consolidated balance sheets as Contingent consideration payable.
Cash						$ 100,000	$ 100,000
Purchase price			$ 4,000,000
Termination fee	$ 290,000
Fees and expenses	60,000		60,000
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001	$ 0.0001
Conversion price of debt instrument (in Dollars per share)							4.6
Stock purchase agreement, description		(i) cash in the amount of $0.5 million and the (ii) the termination and release of our obligation to the Buyers for contingent consideration in connection with our original acquisition of 365 Cannabis from the Buyers in 2021 (the “Earn-out Obligation”). In accordance with the 365 SPA, we and the Buyers agreed that the value of the Earn-out Obligation was $2.3 million for purposes of the sale of 365 Cannabis and was reflected as Contingent consideration payable on our condensed consolidated balance sheets as of December 31, 2022.
Maximum amount of post closing working capital adjustments	500,000
Maximum amount agreed to provide for tax	500,000
Minimum [Member]
Description of Business (Details) [Line Items]
Conversion price of debt instrument (in Dollars per share)					1.2	$ 1.2
Maximum [Member]
Description of Business (Details) [Line Items]
Conversion price of debt instrument (in Dollars per share)						$ 4.75
POSaBIT Systems Corporation (“POSaBIT”) [Member]
Description of Business (Details) [Line Items]
Purchase price			4,000,000
Termination fee			140,000
Fees and expenses			60,000
Gryphon Digital Mining, Inc. (“Gryphon”) [Member]
Description of Business (Details) [Line Items]
Termination fee			$ 275,000
Gryphon Digital Mining, Inc. (“Gryphon”) [Member]
Description of Business (Details) [Line Items]
Ownership percentgae			92.50%
Akerna Merger Co. (“Akerna Merger”) [Member]
Description of Business (Details) [Line Items]
Ownership percentgae			7.50%
Akerna Canada Ample Exchange Inc [Member]
Description of Business (Details) [Line Items]
Purchase price	5,000,000
Purchase price value in cash	4,000,000
Purchase price value in loan	$ 1,000,000
Senior Convertible Notes [Member] | Minimum [Member]
Description of Business (Details) [Line Items]
Conversion price of debt instrument (in Dollars per share)					1.2		1.2
Senior Convertible Notes [Member] | Maximum [Member]
Description of Business (Details) [Line Items]
Conversion price of debt instrument (in Dollars per share)					$ 4.75		$ 4.75
Exchange Agreements [Member]
Description of Business (Details) [Line Items]
Percentage of conversion of stock represent outstanding shares					19.90%		19.90%
Common stock, par value (in Dollars per share)					$ 0.0001		$ 0.0001
Secured Debt [Member]
Description of Business (Details) [Line Items]
Loan received				$ 1,000,000
Face value principal payable				$ 1,000,000
Debt instrument interest rate				10.00%